Selected Interim Financial Information (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 576,199	$ 571,481	$ 510,033	$ 477,826	$ 478,047	$ 464,220	$ 466,197	$ 438,722	$ 2,135,539	$ 1,847,186	$ 1,722,792
Income from continuing operations	81,412	84,348	505,396	44,445	76,295	65,375	96,836	55,133	700,151	286,350	306,276
Net income attributable to Boston Properties Limited Partnership	$ 101,264	$ 174,140	$ 505,189	$ 60,923	$ 75,264	$ 66,234	$ 136,561	$ 56,542	$ 841,516	$ 334,601	$ 317,152
Income attributable to Boston Properties Limited Partnership per share - basic	$ 0.60	$ 1.03	$ 2.97	$ 0.36	$ 0.45	$ 0.39	$ 0.81	$ 0.34	$ 4.97	$ 1.99	$ 1.93
Income attributable to Boston Properties Limited Partnership per share - diluted	$ 0.60	$ 1.02	$ 2.96	$ 0.36	$ 0.45	$ 0.39	$ 0.81	$ 0.34	$ 4.97	$ 1.99	$ 1.92